Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net
Total	$ 5,213,971	$ 13,396,497
Less: Accumulated depreciation	(5,123,470)	(12,483,864)
Property and equipment, net	90,501	912,633
Depreciation expenses	306,388	1,657,216	$ 3,619,036
Electronic equipment
Property, Plant and Equipment, Net
Total	4,075,582	11,869,445
Office equipment and furniture
Property, Plant and Equipment, Net
Total	180,470	288,278
Motor vehicles
Property, Plant and Equipment, Net
Total	143,405	229,065
Leasehold improvements
Property, Plant and Equipment, Net
Total	$ 814,514	$ 1,009,709